Related Party Transactions (Details) - USD ($)							3 Months Ended	11 Months Ended	14 Months Ended
	Jul. 31, 2020	Jul. 28, 2020	Jul. 23, 2020	Jun. 26, 2020	May 29, 2020	Mar. 02, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2021	Mar. 01, 2021
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)			10,350,000
Proceeds from issue of warrants								$ 10,280,000
Repayment of notes payable								159,720
Administrative expenses - related party							$ 30,000	$ 50,000
Private Placement Warrants
Related Party Transaction [Line Items]
Stock related warrants issued during the period shares (in shares)							10,280,000	10,280,000
Class of warrant or right, price per warrant							$ 1.00	$ 1.00
Proceeds from issue of warrants							$ 10,300,000	$ 10,300,000
Private Placement Warrants | Share Trigger Price Two
Related Party Transaction [Line Items]
Warrants redemption price per share (USD per share)							$ 0.01	$ 0.01	$ 0.01
Minimum notice period for warrants redemption								30 days	30 days
Sponsor
Related Party Transaction [Line Items]
Stock issued during the period value for services						$ 25,000
Stock issued during the period shares issued for shares	180,000
Stock held by the sponsor	8,445,000
Share transfer restriction, threshold consecutive trading days							20 days	20 days
Share transfer restriction, threshold trading days							30 days	30 days
Number of days for a particular event to get over for determning trading period							150 days	150 days
Debt face value						$ 300,000
Repayment of notes payable		$ 160,000
Conversion of debt into warrants value							$ 1,500,000	$ 1,500,000
Converion price per unit of debt into warrant							$ 1.00		$ 1.00
Due to related parties							$ 0		$ 0	$ 9,750
Sponsor | Minimum
Related Party Transaction [Line Items]
Share price (USD per share)							$ 12.00		$ 12.00
Administrative Support Agreement
Related Party Transaction [Line Items]
Related party transaction amounts of transaction							$ 10,000	10,000
Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Administrative expenses - related party							$ 30,000	$ 50,000
Common Class B
Related Party Transaction [Line Items]
Common stock, par value (USD per share)							$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, outstanding (in shares)							10,350,000	10,350,000	10,350,000
Common Class B | Sponsor
Related Party Transaction [Line Items]
Common stock, par value (USD per share)						$ 0.0001
Stock issued during the period shares issued for shares			1,725,000	1,437,500	1,437,500	8,625,000
Common stock shares subject to forfeiture					1,437,500
Common stock, outstanding (in shares)			10,170,000	8,625,000	8,625,000
Common Class A
Related Party Transaction [Line Items]
Common stock, par value (USD per share)							$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, outstanding (in shares)							5,032,391	7,203,401	5,032,391
Number of shares called by each warrant		1									1
Common Class A | Private Placement Warrants | Share Trigger Price Two
Related Party Transaction [Line Items]
Warrants redemption price per share (USD per share)							$ 18.00	$ 18.00	$ 18.00
Common Class A | Minimum
Related Party Transaction [Line Items]
Warrants redemption price per share (USD per share)							11.50		11.50
Common Class A | Minimum | Share Price That Will Trigger Warrant Redemption
Related Party Transaction [Line Items]
Share price (USD per share)							$ 10.00		$ 10.00